Feb. 03, 2025
Virtus Newfleet Floating Rate MACS

The following disclosure hereby will be added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Fund’s Statutory Prospectus:

For purposes of this policy, indirect exposure to Senior Loans through investment in exchange-traded funds (“ETFs”) that invest in such Senior Loans will be considered to be investments by the fund in Senior Loans. ETFs in which the fund invests may include affiliated ETFs that are also managed by the fund’s subadviser and/or its affiliates.

Virtus Newfleet Floating Rate MACS (the “Fund”),

a series of Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”)

Supplement dated June 26, 2025 to the Fund’s Summary Prospectus and the Trust’s Statutory Prospectus,

each dated February 3, 2025

Investors should retain this supplement with the Prospectuses for future reference.